Benefit Plans - Additional Information (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Defined Benefit Plan, Service Period	90 days
Defined Contribution Plan, Employer Contributions, Percentage Match of Eligible Compensation	50.00%
Defined Contribution Plan, Cost Recognized	$ 4,629	$ 6,003	$ 4,921
Pension Contributions	$ 135	$ 136	$ 133
Defined Benefit Plan, Qualifying Age	21
Defined Contribution Plan Contribution Rates as a Percentage of Employees Earnings	6.00%
Defined Contribution Plan Employer Contribution Percentage	3.00%
Maximum [Member]
Defined Contribution Plan, Employee Contributions, Percentage of Eligible Compensation	100.00%
Minimum [Member]
Defined Contribution Plan, Employee Contributions, Percentage of Eligible Compensation	1.00%